Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets - Schedule of Other Current Assets

Other current assets consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Value-Added Tax receivable	352	359
Advanced payment to suppliers	1,025	220
Deposits, current	3	5
Other current assets	-	1
Total other current assets	1,380	555